Segment reporting (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2025 CHF (SFr) segment	Jun. 30, 2024 CHF (SFr)	Dec. 31, 2024 CHF (SFr)
Segments
Number of segments | segment			1
Collaborative research funding		SFr 115,277		SFr 348,757
Fair value of services received at zero cost from Neurosterix Group	SFr 34,505		SFr 105,560
Other service income	1,870		1,870	1,430
Revenue and other operating income	36,375	115,277	107,430	350,187
Long-lived assets	5,848,435		5,848,435		SFr 7,136,940
Operating costs	769,273	1,014,593	1,446,590	2,037,595
Capital expenditure	0	0	0	0
Switzerland
Segments
Long-lived assets	5,848,099		5,848,099		7,136,602
Operating costs	765,310	1,010,390	1,439,158	2,031,464
United States of America
Segments
Operating costs	2,840	2,371	5,155	4,017
France
Segments
Long-lived assets	336		336		SFr 338
Operating costs	1,123	1,832	2,277	2,114
Indivior PLC
Segments
Revenue and other operating income		SFr 115,277		348,757
Neurosterix Group
Segments
Revenue and other operating income	34,505		105,560
Other counterparties
Segments
Revenue and other operating income	SFr 1,870		SFr 1,870	SFr 1,430